LEASES - Amounts recognized as income for extensions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASES
Amounts recognized as income for extensions	$ 21,258	$ 21,189
Financial leases	1,829,971	1,918,655	$ 1,913,196
Technological equipment
LEASES
Amounts recognized as income for extensions	16,217	16,727
Buildings
LEASES
Amounts recognized as income for extensions	3,032	1,484
Machinery and equipment
LEASES
Amounts recognized as income for extensions	1,481	1,435
Vehicles
LEASES
Amounts recognized as income for extensions	527	1,542
Furniture and fixtures
LEASES
Amounts recognized as income for extensions	$ 1	$ 1